Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 344,375,000.00
Previously Paid Amount	30,620.00
Total Fee Amount	52,723.81
Total Offset Amount	0.00
Net Fee	$ 22,103.81